Tax - Summary of Tabular Form of Taxes Paid Based on Geographical Area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure In Tabular Form Of Taxes Paid Based On Geographical Area [Line Items]
Tax paid excluding tax deducted at source	$ 260	$ 271	$ 206
Taxes withheld at source	47	38	37
Tax paid per cash flow	307	309	243
Exceptional tax paid	34	0	0
Other	273	309	243
China
Disclosure In Tabular Form Of Taxes Paid Based On Geographical Area [Line Items]
Tax paid excluding tax deducted at source	13	11	5
Japan
Disclosure In Tabular Form Of Taxes Paid Based On Geographical Area [Line Items]
Tax paid excluding tax deducted at source	9	3	3
Mexico
Disclosure In Tabular Form Of Taxes Paid Based On Geographical Area [Line Items]
Tax paid excluding tax deducted at source	8	5	3
Singapore
Disclosure In Tabular Form Of Taxes Paid Based On Geographical Area [Line Items]
Tax paid excluding tax deducted at source	9	7	4
United Kingdom
Disclosure In Tabular Form Of Taxes Paid Based On Geographical Area [Line Items]
Tax paid excluding tax deducted at source	10	10	8
United States
Disclosure In Tabular Form Of Taxes Paid Based On Geographical Area [Line Items]
Tax paid excluding tax deducted at source	194	220	171
Other jurisdictions
Disclosure In Tabular Form Of Taxes Paid Based On Geographical Area [Line Items]
Tax paid excluding tax deducted at source	$ 17	$ 15	$ 12